BLACKROCK FUNDSSM

BlackRock Short Obligations Fund

BlackRock Ultra-Short Obligations Fund

(each a “Fund” and collectively the “Funds”)

SUPPLEMENT DATED JULY 1, 2013

TO THE PROSPECTUS DATED NOVEMBER 2, 2012

Effective July 1, 2013, the following changes are made to the Fund’s prospectus:

The section in the prospectus for BlackRock Short Obligations Fund captioned “Fund Overview — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Richard Mejzak, CFA	2012	Managing Director of BlackRock, Inc.
Eric Hiatt, CFA, FRM	2013	Director of BlackRock, Inc.

The section in the prospectus for BlackRock Ultra-Short Obligations Fund captioned “Fund Overview — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Richard Mejzak, CFA	2013	Managing Director of BlackRock, Inc.
Eric Hiatt, CFA, FRM	2012	Director of BlackRock, Inc.

The section in the prospectus captioned “Details About the Funds — How Each Fund Invests — About the Portfolio Management Team of Short Obligations Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SHORT OBLIGATIONS FUND

Short Obligations Fund is managed by a team of financial professionals. Richard Mejzak, CFA and Eric Hiatt,

CFA, FRM are the portfolio managers of the Fund and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section in the prospectus captioned “Details About the Funds — How Each Fund Invests — About the Portfolio Management Team of Ultra-Short Obligations Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF ULTRA-SHORT OBLIGATIONS FUND

Ultra-Short Obligations Fund is managed by a team of financial professionals. Richard Mejzak, CFA and Eric Hiatt,

CFA, FRM are the portfolio managers of the Fund and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section in the prospectus captioned “Management of the Fund — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Short Obligations Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Richard Mejzak, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2012	Managing Director of BlackRock, Inc. since 2008; Director of BlackRock, Inc. from 2006 to 2007; Co-chair of the 2a-7 Investment Strategy and Risk Committee; Member of the Cash and Securities Lending Credit Committee.
Eric Hiatt, CFA, FRM	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2013	Director of BlackRock, Inc. since 2012; Senior Vice President and Portfolio Manager at Dwight Asset Management from 2009 to 2012.

Ultra-Short Obligations Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Richard Mejzak, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2013	Managing Director of BlackRock, Inc. since 2008; Director of BlackRock, Inc. from 2006 to 2007; Co-chair of the 2a-7 Investment Strategy and Risk Committee; Member of the Cash and Securities Lending Credit Committee.
Eric Hiatt, CFA, FRM	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2012	Director of BlackRock, Inc. since 2012; Senior Vice President and Portfolio Manager at Dwight Asset Management from 2009 to 2012.

Shareholders should retain this Supplement for future reference.

PRO-SOUSO-0713SUP